Natural and environmental resources - Accounting for suspended exploratory wells (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Natural and environmental resources [Line Items]
Wells under 1 year of suspension	$ 935,110	$ 1,146,006	$ 1,642,247
Number of projects exceeding 1 year	30	24	24
Later than one year and not later than three years [member]
Disclosure of Natural and environmental resources [Line Items]
Wells under 1 year of suspension	$ 361,700	$ 496,871	$ 600,767
Later than three years and not later than five years [member]
Disclosure of Natural and environmental resources [Line Items]
Wells under 1 year of suspension	132,021	375,371	791,261
Later than five years [member]
Disclosure of Natural and environmental resources [Line Items]
Wells under 1 year of suspension	441,389	273,764	250,219
2019
Disclosure of Natural and environmental resources [Line Items]
Wells under 1 year of suspension	$ 0	$ 9,511	$ 2,480